Common Stock, Convertible Preferred Stock and Warrants - Summary of Warrant Activity (Details) - $ / shares	3 Months Ended	12 Months Ended
	Apr. 03, 2022	Jan. 02, 2022	Dec. 31, 2020
Class of Warrant or Right [Line Items]
Number of Options Outstanding, Beginning Balance	5,753,005	1,428,980	971,332
Number of Options Outstanding, Granted	31,190	6,817,420	5,779,591
Exercised	91,910	2,180,168	5,318,139
Number of Options Outstanding, Ending Balance		5,753,005	1,428,980
Weighted Average Exercise Price, Beginning Balance	$ 8.88	$ 0.11	$ 0.16
Weighted Average Exercise Price, Granted	15.47	7.86	0.06
Weighted Average Exercise Price, Ending Balance	$ 9.05	$ 8.88	$ 0.11
Convertible Preferred Stock [Member] | Warrant [Member]
Class of Warrant or Right [Line Items]
Number of Options Outstanding, Beginning Balance		10,160,936	3,342,780
Number of Options Outstanding, Granted			7,000,000
Exercised			0
Cancelled			(181,844)
Number of Options Outstanding, Ending Balance			10,160,936
Weighted Average Exercise Price, Beginning Balance		$ 0.01	$ 0.07
Weighted Average Exercise Price, Granted			0.01
Weighted average exercise price, Cancelled			1.1
Weighted Average Exercise Price, Ending Balance			$ 0.01